Max Berueffy

Senior Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 2, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Protective and Annuity Life Insurance Company

Variable Annuity Account A of Protective Life

Protective Variable Annuity NY II B Series

Filing Pursuant to Rule 497(j) for

File No. 333-201920; 811-8537

Commissioners:

On behalf of  Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Variable Annuity NY II B Series”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post- Effective Amendment No. 4 for Variable Annuity Account A of Protective Life as filed with the Commission on April 27, 2018 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy
Max Berueffy